Non-controlling interests - Schedule Of Non-controlling Interest (Parenthetical) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 185,131	¥ 107,950	¥ 1,000
Chongqing Weiao, Hengyang Shanshan and Shengyang Shanshan
Noncontrolling Interest [Line Items]
Capital contribution from non-controlling interests shareholders	¥ 122,613